Additional Disclosures on Financial Instruments	6 Months Ended
Jun. 30, 2022
Additional Disclosures on Financial Instruments
Additional Disclosures on Financial Instruments

19.Additional Disclosures on Financial Instruments

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value:

Financial instruments, analyzed by classes and categories

			June 30, 2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	103,132	n/a
Fixed term deposit	AC	119,561	n/a
Security deposits	AC	5,870	5,783
Derivative financial assets	FVTPL	163	163
Other financial assets	AC	16	n/a
Total financial assets		228,742
Financial liabilities, by class
Trade and other payables (non-current)	AC	5,032	4,290
Trade and other payables (current)	AC	36,524	n/a
Warrants	FVTPL	5,218	5,218
Other financial liabilities	AC	59	n/a
Total financial liabilities		46,833

Financial instruments, analyzed by classes and categories

			December 31, 2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	129,856	n/a
Money Market Funds	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Security deposits	AC	3,821	n/a
Total financial assets		353,260
Financial liabilities, by class
Trade and other payables (non-current)	AC	2,906	n/a
Trade and other payables (current)	AC	35,335	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646

The Public Warrants are traded in an active market and are therefore categorized in level 1 of the fair value hierarchy - the Private Warrants have been treated equally. In addition, money market funds are also categorized as level 1 as traded in an active market. The security deposits and the derivative financial assets are categorized in level 2 of the fair value hierarchy. The fair value of the derivative financial asset is determined based on market-based exchange rates discounted for the remaining term. The fair value of the security deposits is determined as expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the respective counterparty and specific for the residual term of each financial instrument. The fair value of the non-current accruals that are part of the non-current trade and other payables was calculated in the same way; however, as the credit risk of the Group is not observable at the market, these are categorized in level 3 of the fair value hierarchy.

Transfers between levels of the fair value hierarchy are deemed to take place at the end of the period.